SCHEDULE OF RECONCILIATION STRAIGHT LOANS AND SIMILAR INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans Net
Opening balance	$ 1,672	$ 113
Plus: Net consideration received	2,486	2,035
Less: Principal amounts paid	(1,614)
Less: Conversions into shares	(2,810)
Less: Fair value of detachable instruments accounted for as equity component		(461)
Plus: Amortization of discounts and accrued interest expenses	3,453	1,170
Less: straight loans reclassified to convertible loans upon change of terms (*)	(1,164)	(1,185)
Closing balance	$ 2,023	$ 1,672